Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Rentals Due	As of December 31, 2014, future minimum rentals due under these leases were as follows:
December 31, 2014
2015	$370,318
2016	348,153
2017	29,013
$747,484